Other Comprehensive Income (Tables)	12 Months Ended
Dec. 31, 2022
Other comprehensive income [abstract]
Schedule of other Comprehensive Income Financial assets measured at fair value
Thousand of reais	2022
	Revaluation gains	Revaluation losses	Net revaluation gains (losses)	Fair value
Debt Instruments
Government debt securities	1,460,128	(2,544,087)	(1,083,959)	54,809,740
Private-sector debt securities	428,640	(52,114)	376,526	582,438
Total	1,888,768	(2,596,201)	(707,433)	55,392,178

Thousand of reais	2021
	Revaluation gains	Revaluation losses	Net revaluation gains (losses)	Fair value
Debt Instruments
Government debt securities	6,756,252	(9,937,757)	(3,181,505)	101,158,055
Private-sector debt securities	795,765	(3,965)	791,800	54,545
Total	7,552,017	(9,941,722)	(2,389,705)	101,212,600

Thousand of reais	2020
	Revaluation gains	Revaluation losses	Net revaluation gains (losses)	Fair value
Debt Instruments
Government debt securities	11,061,691	(8,832,504)	2,229,187	109,317,614
Private-sector debt securities	953,043	(840,101)	112,942	38,131
Total	12,014,734	(9,672,605)	2,342,129	109,355,745